                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5078
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                      MFS GOVERNMENT MARKETS INCOME TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                  Date of reporting period: February 28, 2007
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) GOVERNMENT MARKETS INCOME TRUST

2/28/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Government Markets Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2007

ISSUER                                                                                             SHARES/PAR           VALUE ($)
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
BONDS - 93.5%
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U.S. BONDS - 83.9%
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AGENCY - OTHER - 7.9%
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Financing Corp., 10.7%, 2017                                                                     $  4,095,000        $  6,019,916
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Financing Corp., 9.4%, 2018                                                                         3,085,000           4,230,494
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Financing Corp., 9.8%, 2018                                                                         4,350,000           6,127,527
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Financing Corp., 10.35%, 2018                                                                       6,820,000           9,971,938
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Financing Corp., STRIPS, 0%, 2017                                                                   5,000,000           2,948,315
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 29,298,190
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ASSET BACKED & SECURITIZED - 0.5%
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Prudential Securities Secured Financing Corp., FRN, 7.4541%, 2013 (z)                            $  1,819,000        $  1,941,178
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 47.8%
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Fannie Mae, 7.056%, 2007                                                                         $    266,384        $    266,328
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Fannie Mae, 4.79%, 2012                                                                             3,522,804           3,442,420
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Fannie Mae, 4.543%, 2013                                                                              850,805             832,499
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Fannie Mae, 4.8%, 2013                                                                                409,035             405,326
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Fannie Mae, 4.845%, 2013                                                                            1,005,578             994,321
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Fannie Mae, 5%, 2013 - 2027                                                                        10,821,487          10,730,890
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Fannie Mae, 5.06%, 2013                                                                               402,450             401,176
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Fannie Mae, 5.369%, 2013                                                                            1,039,395           1,050,343
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Fannie Mae, 4.518%, 2014                                                                            1,151,637           1,121,669
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Fannie Mae, 4.6%, 2014                                                                                483,707             473,505
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Fannie Mae, 4.666%, 2014                                                                            2,931,942           2,879,100
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Fannie Mae, 4.77%, 2014                                                                               493,406             485,005
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Fannie Mae, 4.847%, 2014                                                                            3,282,910           3,254,870
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.871%, 2014                                                                            1,807,257           1,795,603
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Fannie Mae, 5.1%, 2014                                                                                527,041             529,985
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.56%, 2015                                                                               624,425             608,172
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Fannie Mae, 4.62%, 2015                                                                               694,658             679,316
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.665%, 2015                                                                              421,179             412,817
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.69%, 2015                                                                               344,255             337,984
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.7%, 2015                                                                                483,164             474,536
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Fannie Mae, 4.74%, 2015                                                                               390,000             382,115
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Fannie Mae, 4.78%, 2015                                                                               548,283             540,784
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Fannie Mae, 4.815%, 2015                                                                              543,000             534,250
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Fannie Mae, 4.82%, 2015                                                                             1,465,218           1,444,933
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Fannie Mae, 4.85%, 2015                                                                               344,021             340,943
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.87%, 2015                                                                               364,670             361,774
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Fannie Mae, 4.89%, 2015                                                                               408,571             405,872
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Fannie Mae, 4.925%, 2015                                                                            1,352,583           1,346,305
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Fannie Mae, 5.471%, 2015                                                                              948,726             977,189
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Fannie Mae, 5.09%, 2016                                                                               500,000             499,922
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Fannie Mae, 5.423%, 2016                                                                              803,795             825,859
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Fannie Mae, 5.845%, 2016                                                                              517,175             532,916
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2016 - 2036                                                                       8,763,016           8,988,678
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Fannie Mae, 5.05%, 2017                                                                               525,300             523,412
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Fannie Mae, 5.5%, 2017 - 2035                                                                      64,698,731          64,365,226
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Fannie Mae, 6%, 2017 - 2034                                                                        13,300,535          13,477,834
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Fannie Mae, 4.5%, 2019                                                                             14,600,283          14,168,418
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Fannie Mae, 4.88%, 2020                                                                               355,608             352,198
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Freddie Mac, 4.5%, 2013 - 2021                                                                      2,368,319           2,350,461
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Freddie Mac, 4.375%, 2015                                                                           1,924,477           1,889,177
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Freddie Mac, 5%, 2016 - 2025                                                                       13,133,467          13,093,921
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Freddie Mac, 6%, 2021 - 2035                                                                        1,785,057           1,805,273
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Freddie Mac, 5.5%, 2024 - 2035                                                                     11,205,170          11,149,422
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Ginnie Mae, 5.5%, 2033                                                                              6,137,350           6,136,804
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                                                                                                                     $177,669,551
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U.S. GOVERNMENT AGENCIES - 14.1%
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Aid-Egypt, 4.45%, 2015                                                                              1,755,000        $  1,704,035
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Aid-Israel, 0%, 2021                                                                                2,378,000           1,133,424
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Aid-Israel, 0%, 2024                                                                                2,726,000           1,144,795
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Aid-Israel, 0%, 2024                                                                                2,726,000           1,115,929
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Fannie Mae, 4.625%, 2013                                                                              736,000             726,830
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Farmer Mac, 5.5%, 2011 (n)                                                                          3,010,000           3,079,227
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Federal Home Loan Bank, 4.5%, 2007                                                                  2,250,000           2,246,483
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Federal Home Loan Bank, 4.625%, 2008                                                                9,090,000           9,055,067
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Freddie Mac, 4.2%, 2007                                                                             4,358,000           4,327,407
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Overseas Private Investment Corp., 0%, 2007                                                         1,056,227           1,128,473
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Small Business Administration, 8.875%, 2011                                                           148,543             154,397
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Small Business Administration, 6.34%, 2021                                                          1,079,623           1,121,395
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Small Business Administration, 6.35%, 2021                                                          1,244,233           1,292,196
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Small Business Administration, 6.44%, 2021                                                          1,086,442           1,130,749
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Small Business Administration, 6.625%, 2021                                                         1,184,926           1,243,106
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Small Business Administration, 4.98%, 2023                                                            840,352             837,122
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Small Business Administration, 4.34%, 2024                                                          1,212,944           1,166,285
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Small Business Administration, 4.72%, 2024                                                          2,089,694           2,051,133
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Small Business Administration, 4.77%, 2024                                                          2,102,339           2,069,757
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Small Business Administration, 4.86%, 2024 - 2025                                                   2,552,996           2,520,318
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Small Business Administration, 4.87%, 2024                                                          1,396,376           1,379,071
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Small Business Administration, 5.52%, 2024                                                          1,283,162           1,306,717
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Small Business Administration, 4.76%, 2025                                                          2,126,518           2,082,178
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Small Business Administration, 5.11%, 2025                                                          1,283,900           1,284,368
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U.S. Department of Housing & Urban Development, 6.36%, 2016                                         1,580,000           1,643,788
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U.S. Department of Housing & Urban Development, 6.59%, 2016                                         5,612,000           5,706,124
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                                                                                                                     $ 52,650,374
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U.S. TREASURY OBLIGATIONS - 13.6%
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U.S. Treasury Bonds, 8.75%, 2017                                                                 $  6,100,000        $  8,134,448
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U.S. Treasury Bonds, 4.5%, 2036                                                                     6,301,000           6,110,987
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U.S. Treasury Notes, 6.5%, 2010 (f)                                                                12,594,000          13,263,547
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U.S. Treasury Bonds, 10.375%, 2012                                                                  8,400,000           8,704,172
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U.S. Treasury Bonds, 12%, 2013                                                                      3,036,000           3,345,529
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U.S. Treasury Notes, 4.25%, 2015                                                                    4,400,000           4,307,530
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U.S. Treasury Notes, TIPS, 3.875%, 2009                                                             2,702,002           2,794,038
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U.S. Treasury Notes, TIPS, 2.375%, 2017                                                             3,711,300           3,774,796
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                                                                                                                     $ 50,435,047
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Total U.S. Bonds                                                                                                     $311,994,340
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FOREIGN BONDS - 9.6%
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AUSTRALIA - 0.3%
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Commonwealth of Australia, 6.5%, 2013                                                         AUD   1,174,000        $    958,354
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Commonwealth of Australia, 6%, 2017                                                           AUD     235,000             189,451
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                                                                                                                     $  1,147,805
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AUSTRIA - 0.5%
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Republic of Austria, 4.65%, 2018                                                              EUR   1,201,000        $  1,675,202
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BRAZIL - 0.0%
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Federative Republic of Brazil, 8%, 2018                                                          $    102,000        $    114,189
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CANADA - 0.3%
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Canada Housing Trust, 4.6%, 2011                                                              CAD     179,000        $    156,401
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Government of Canada, 5.5%, 2009                                                              CAD     712,000             628,970
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Government of Canada, 4.5%, 2015                                                              CAD     143,000             126,355
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Government of Canada, 8%, 2023                                                                CAD     102,000             126,827
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Government of Canada, 5.75%, 2033                                                             CAD     209,000             225,893
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                                                                                                                     $  1,264,446
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CHILE - 0.4%
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HQI Transelec Chile S.A., 7.875%, 2011                                                           $    314,000        $    336,861
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Republic of Chile, FRN, 5.76%, 2008                                                                 1,057,000           1,059,643
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                                                                                                                     $  1,396,504
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DENMARK - 0.1%
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Kingdom of Denmark, 4%, 2015                                                                  DKK   1,771,000        $    316,041
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EGYPT - 0.0%
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Petroleum Export/Cayman, 5.265%, 2011 (n)                                                        $     88,935        $     87,055
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FRANCE - 0.8%
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Republic of France, 4.75%, 2012                                                               EUR     349,000        $    480,672
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Republic of France, 5%, 2016                                                                  EUR     585,000             835,122
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Republic of France, 6%, 2025                                                                  EUR     235,000             386,513
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Republic of France, 4.75%, 2035                                                               EUR     962,000           1,400,319
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                                                                                                                     $  3,102,626
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GERMANY - 1.3%
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Federal Republic of Germany, 5.25%, 2010                                                      EUR     913,000        $  1,257,978
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Federal Republic of Germany, 3.75%, 2015                                                      EUR     459,000             599,276
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Federal Republic of Germany, 6.25%, 2030                                                      EUR     707,000           1,225,884
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KfW Bankengruppe, 1.35%, 2014                                                                 JPY 187,000,000           1,575,111
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                                                                                                                     $  4,658,249
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IRELAND - 0.6%
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Republic of Ireland, 3.25%, 2009                                                              EUR     721,000        $    941,366
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Republic of Ireland, 4.6%, 2016                                                               EUR     940,000           1,302,729
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                                                                                                                     $  2,244,095
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JAPAN - 1.8%
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Development Bank of Japan, 1.75%, 2010                                                        JPY  84,000,000        $    727,534
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Development Bank of Japan, 1.4%, 2012                                                         JPY 126,000,000           1,070,906
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Development Bank of Japan, 1.05%, 2023                                                        JPY 196,000,000           1,427,610
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Development Bank of Japan, 2.3%, 2026                                                         JPY  30,000,000             260,405
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Japan Finance Corp. for Municipal Enterprises, 1.55%, 2012                                    JPY 126,000,000           1,080,616
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Japan Finance Corp. for Municipal Enterprises, 2%, 2016                                       JPY 230,000,000           2,004,751
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                                                                                                                     $  6,571,822
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MALAYSIA - 0.1%
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Petronas Capital Ltd., 7.875%, 2022                                                              $    433,000        $    541,001
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MEXICO - 0.7%
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Pemex Project Funding Master Trust, 9.375%, 2008                                                 $  1,072,000        $  1,137,392
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United Mexican States, 8.3%, 2031                                                                     128,000             164,288
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United Mexican States, 6.75%, 2034                                                                  1,164,000           1,270,506
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                                                                                                                     $  2,572,186
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NETHERLANDS - 0.9%
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Kingdom of Netherlands, 3.75%, 2009                                                           EUR   1,693,000        $  2,231,429
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Kingdom of Netherlands, 3.75%, 2014                                                           EUR     487,000             636,362
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Kingdom of Netherlands, 4%, 2016                                                              EUR     359,000             475,393
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                                                                                                                     $  3,343,184
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PANAMA - 0.2%
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Republic of Panama, 9.375%, 2029                                                                 $    677,000        $    903,795
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RUSSIA - 0.4%
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Russian Federation, 3%, 2008                                                                     $  1,474,000        $  1,428,011
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SOUTH AFRICA - 0.3%
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Republic of South Africa, 9.125%, 2009                                                           $    855,000        $    921,690
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SPAIN - 0.5%
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Kingdom of Spain, 5.35%, 2011                                                                 EUR   1,250,000        $  1,752,579
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UNITED KINGDOM - 0.4%
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United Kingdom Treasury, 8%, 2015                                                             GBP     133,000        $    319,022
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United Kingdom Treasury, 8%, 2021                                                             GBP     146,000             384,698
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United Kingdom Treasury, 4.25%, 2036                                                          GBP     367,000             720,280
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                                                                                                                     $  1,424,000
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Total Foreign Bonds                                                                                                  $ 35,464,480
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  TOTAL BONDS                                                                                                        $347,458,820
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REPURCHASE AGREEMENTS - 5.9%
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Merrill Lynch, 5.32%, dated 2/28/07, due 3/01/07, total to be received $22,071,261
  (secured by various U.S. Treasury and Federal Agency obligations and Mortgage
  Backed securities in a jointly traded account)                                                 $ 22,068,000        $ 22,068,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $369,526,820
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OTHER ASSETS, LESS LIABILITIES - 0.6%                                                                                   2,277,584
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  NET ASSETS - 100.0%                                                                                                $371,804,404
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(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(k) As of February 28, 2007, the trust held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $345,307,013 and 93.45% of market value. An independent pricing service provided an evaluated bid for 93.30% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
    $3,166,282, representing 0.85% of net assets.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The trust holds the following restricted securities:

                                                      ACQUISITION       ACQUISITION       CURRENT          TOTAL % OF
    RESTRICTED SECURITIES                                DATE              COST         MARKET VALUE       NET ASSETS
  -------------------------------------------------------------------------------------------------------------------
  Prudential Securities Secured
  Financing Corp., FRN, 7.4541%,
  2013                                                  12/6/04         $2,019,445       $1,941,178           0.5%

The following abbreviations are used in this report and are defined:
FRN       Floating Rate Note.  Interest rate resets periodically and may not be the rate reported at period end.
STRIPS    Separate Trading of Registered Interest and Principal of Securities
TIPS      Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
        AUD     Australian Dollar
        CAD     Canadian Dollar
        DKK     Danish Krone
        EUR     Euro
        GBP     British Pound
        JPY     Japanese Yen
        NOK     Norwegian Krone
        NZD     New Zealand Dollar

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GOVERNMENT MARKETS INCOME TRUST

SUPPLEMENTAL SCHEDULES (UNAUDITED) 02/28/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $376,432,665
                                                              ============
Gross unrealized appreciation                                 $  2,471,214
Gross unrealized depreciation                                   (9,377,059)
                                                              ------------
      Net unrealized appreciation (depreciation)              $(6,905,845)
                                                              ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

    DERIVATIVES

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.

                                                                                             NET UNREALIZED
      CONTRACTS TO                                                          CONTRACTS         APPRECIATION
     DELIVER/RECEIVE             SETTLEMENT DATE      IN EXCHANGE FOR       AT VALUE         (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
SALES
-----
AUD              2,678,047           4/05/07            $ 2,069,685        $ 2,107,904         $ (38,219)
CAD              1,783,001      3/26/07 - 4/02/07         1,515,401          1,525,733           (10,332)
DKK              2,004,314           4/16/07                349,354            356,502            (7,148)
EUR             13,618,417           3/26/07             17,708,334         18,037,952          (329,618)
GBP              1,503,747           4/23/07              2,938,141          2,952,338           (14,197)
JPY            581,447,721           3/16/07              4,842,611          4,923,789           (81,178)
NOK              5,771,837           3/05/07              1,886,662            941,459               275
NZD              1,269,405           4/16/07                890,881            887,946             2,935
                                                        -----------        -----------         ---------
                                                        $32,201,069        $31,733,623         $(477,482)
                                                        ===========        ===========         =========

PURCHASES
---------
AUD              1,256,426           4/05/07            $   994,951        $   988,939         $  (6,012)
CAD                505,796           4/02/07                427,930            432,835             4,905
EUR              1,485,351           3/26/07              1,943,086          1,967,386            24,300
GBP                735,282           4/23/07              1,442,256          1,443,595             1,339
NOK             11,543,674      3/05/07 - 4/17/07         1,886,662          1,884,292            (2,370)
NZD              1,269,405           4/16/07                867,004            887,946            20,942
                                                        -----------        -----------         ---------
                                                        $ 7,561,889        $ 7,604,993         $  43,104
                                                        ===========        ===========         =========

At February 28, 2007 forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $37,203 with Merrill Lynch International.


FUTURES CONTRACTS OUTSTANDING AT 02/28/07

                                                                                              UNREALIZED
                                                                            EXPIRATION       APPRECIATION
DESCRIPTION                         CONTRACTS              VALUE               DATE         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)             59               $6,667,000            Mar-07           $ 26,528
U.S. Treasury Note 5 yr (Short)        54                5,721,469            Jun-07            (25,501)
U.S. Treasury Note 10 yr (Short)       33                3,583,594            Jun-07              9,681
-------------------------------------------------------------------------------------------------------
                                                                                               $ 10,708
                                                                                               ========

At February 28, 2007, the trust had sufficient cash and/or securities to cover any commitments under these derivative contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: April 16, 2007
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: April 16, 2007
      --------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2007
      --------------


* Print name and title of each signing officer under his or her signature.